VIA EDGAR

April 11, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Touchstone Strategic Trust

File Nos. 002-80859/811-03651

Ladies and Gentlemen:

On behalf of Touchstone Strategic Trust (the “Registrant”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors that risk/return summary information included in a Supplement dated February 21, 2013, to the Prospectus dated November 30, 2012, for the Touchstone Micro Cap Value Fund (the “Fund”). The purpose of the filing is to resubmit the Rule 497(e) filing dated February 21, 2013 (Accession No. 0001104659-13-012732) in XBRL under the correct file number. The Rule 497(e) filing was previously filed on March 6, 2013 under an incorrect file number.

If you have any questions about this matter please contact Elizabeth Freeman at 617-248-3631.

Very truly yours,

TOUCHSTONE STRATEGIC TRUST

/s/Jill T. McGruder

Jill T. McGruder

President